1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

October 27, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Registration Statement on Form N-14 (File No. 333-248575)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Combined Proxy Statement/Prospectus and Statement of Additional Information, both dated October 16, 2020, do not differ from that contained in the Form N-14 registration statement for the Registrant (Post-Effective Amendment No. 1) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on October 16, 2020 via EDGAR (Accession Number 0001193125-20-271095).

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills

Assistant General Counsel

Transamerica Asset Management, Inc.